Share-Based Payment Arrangements - Summary Of Company's Obligation To Issue Shares On The Vesting Of RSUs (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Balance – Beginning of period	208,674	222,222	151,790
Granted		73,164	123,797
Exercised | shares		(71,190)	(35,877)
Forfeited		(7,074)	(3,332)
Withheld		(8,448)	(14,156)
Balance – Ending of period		208,674	222,222	151,790
Exercisable		115,468	33,516
Restricted Share Units [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Balance – Beginning of period	208,674		151,790	101,778
Granted	361,768			71,640
Exercised	(22,696)			(11,905)
Forfeited	(58,763)			(9,723)
Cancelled | shares	(13,801)
Balance – Ending of period	475,182	208,674		151,790
Exercisable	151,556			32,036